SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal loss carryforwards	$ 2,347,266	$ 1,309,534
Less: valuation allowance	(2,347,266)	(1,309,534)
Deferred tax assets